UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatham Investment Management Co.
Address: 500 Stephenson Avenue

         Savannah, GA  31405

13F File Number:  28-05657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip B. Palmer, CFA
Title:     Compliance Officer
Phone:     912-691-2320

Signature, Place, and Date of Signing:

     /s/  Philip B. Palmer     Savannah, GA     July 01, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $74,778 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101       63    27600 SH       SOLE                    27600
ADVANCED DIGITAL INFO COM      COM              007525108      323    38350 SH       SOLE                    38350
ALKERMES INC COM               COM              01642T108      118     7350 SH       SOLE                     7350
AMERICAN INTL GROUP COM        COM              026874107     3424    50176 SH       SOLE                    50176
AOL TIME WARNER INC COM        COM              00184a105     1294    87972 SH       SOLE                    87972
APTARGROUP INC COM             COM              038336103      374    12150 SH       SOLE                    12150
AUTOMATIC DATA PROCESS COM     COM              053015103     2677    61471 SH       SOLE                    61471
AWARE INC MASS COM             COM              05453n100      236    62200 SH       SOLE                    62200
BARR LABS INC COM              COM              068306109      664    10450 SH       SOLE                    10450
BELLSOUTH CORP COM             COM              079860102       90     2850 SH       SOLE                     2850
BERKSHIRE HATHAWAY INC CL B    COM              084670207     2625     1175 SH       SOLE                     1175
BIOTECH HOLDERS TR DEPOSTRY RC COM              09067D201     1198    14400 SH       SOLE                    14400
BRIGHT HORIZON FAMILY COM      COM              109195107      483    14600 SH       SOLE                    14600
BRISTOL MYERS SQUIBB COM       COM              110122108      239     9300 SH       SOLE                     9300
C COR NET CORP COM             COM              125010108      170    24250 SH       SOLE                    24250
CARLISLE COS INC COM           COM              142339100      509    11325 SH       SOLE                    11325
CHOICEPOINT INC COM            COM              170388102      970    21331 SH       SOLE                    21331
CISCO SYS INC COM              COM              17275R102     1198    85913 SH       SOLE                    85913
CITIGROUP INC COM              COM              172967101     2443    63037 SH       SOLE                    63037
COCA COLA CO COM               COM              191216100     1358    24254 SH       SOLE                    24254
COLGATE PALMOLIVE CO COM       COM              194162103     1949    38941 SH       SOLE                    38941
COPART INC COM                 COM              217204106      372    22950 SH       SOLE                    22950
DIONEX CORP COM                COM              254546104      367    13700 SH       SOLE                    13700
DUKE ENERGY CORP.              COM              264399106     1830    58850 SH       SOLE                    58850
DYCOM INDS INC COM             COM              267475101      354    30312 SH       SOLE                    30312
ELECTRONIC DATA SYS NW COM     COM              285661104      824    22175 SH       SOLE                    22175
EMERSON INC COM                COM              291011104     1543    28835 SH       SOLE                    28835
EXXON MOBIL CORP COM           COM              30231G102     2562    62620 SH       SOLE                    62620
FREEMARKETS, INC.              COM              356602102      188    13300 SH       SOLE                    13300
GENERAL DYNAMICS CORP COM      COM              369550108     2961    27838 SH       SOLE                    27838
GENERAL ELEC CO COM            COM              369604103     2818    97013 SH       SOLE                    97013
GILEAD SCIENCES INC COM        COM              375558103      316     9600 SH       SOLE                     9600
GILLETTE CO COM                COM              375766102      379    11200 SH       SOLE                    11200
HAVERTY FURNITURE INC COM      COM              419596101      462    23400 SH       SOLE                    23400
HOME DEPOT INC COM             COM              437076102     2243    61065 SH       SOLE                    61065
HUMANA INC COM                 COM              444859102      523    33450 SH       SOLE                    33450
IDEC PHARMACEUTICALS COM       COM              449370105      188     5300 SH       SOLE                     5300
IDEXX LABS                     COM              45168D104      328    12700 SH       SOLE                    12700
INTEL CORP COM                 COM              458140100     1487    81412 SH       SOLE                    81412
INTERNATIONAL BUS MACH COM     COM              459200101     1605    22298 SH       SOLE                    22298
JACK HENRY & ASSOC INC COM     COM              426281101      247    14800 SH       SOLE                    14800
JOHNSON & JOHNSON COM          COM              478160104     3215    61524 SH       SOLE                    61524
KOPIN CORP COM                 COM              500600101      323    48900 SH       SOLE                    48900
L M ERICSSON TEL CO            COM              294821301       37    25700 SH       SOLE                    25700
LILLY ELI & CO COM             COM              532457108     1070    18978 SH       SOLE                    18978
MERCK & CO INC COM             COM              589331107       71     1400 SH       SOLE                     1400
MICROSOFT CORP COM             COM              594918104     1711    31278 SH       SOLE                    31278
MILLENNIUM PHARMACEUTC COM     COM              599902103      130    10700 SH       SOLE                    10700
MORGAN STAN DEAN WITTR COM NEW COM              617446448     1584    36778 SH       SOLE                    36778
NOKIA CORP. ADR                COM              654902204     1155    79750 SH       SOLE                    79750
OMNICOM GROUP INC COM          COM              681919106     5573   121675 SH       SOLE                   121675
PFIZER INC COM                 COM              717081103     2147    61345 SH       SOLE                    61345
POLYCOM INC COM                COM              73172K104      247    20600 SH       SOLE                    20600
POWER-ONE INC COM              COM              739308104      271    43500 SH       SOLE                    43500
PRICE COMMUNICATIONS COM NEW   COM              741437305      402    25100 SH       SOLE                    25100
PULTE CORP.                    COM              745867101      319     5553 SH       SOLE                     5553
RAYMOND JAMES FINL INC COM     COM              754730109      359    12600 SH       SOLE                    12600
RENAISSANCE LEARNING, INC.     COM              75968l105      261    12900 SH       SOLE                    12900
ROYAL DUTCH PETE CO NY REG GLD COM              780257804     2086    37740 SH       SOLE                    37740
SBC COMMUNICATIONS INC COM     COM              78387G103       82     2700 SH       SOLE                     2700
SPDR TR UNIT SER 1             COM              78462F103      276     2785 SH       SOLE                     2785
SPEEDWAY MOTOR SPORTS          COM              847788106      376    14800 SH       SOLE                    14800
STARBUCKS CORP COM             COM              855244109     2100    84500 SH       SOLE                    84500
SUN MICROSYSTEMS INC COM       COM              866810104      430    85800 SH       SOLE                    85800
SYNOVUS FINL CORP COM          COM              87161C105     1192    43300 SH       SOLE                    43300
TELEFLEX INC COM               COM              879369106      619    10825 SH       SOLE                    10825
TRIQUINT SEMICONDUCTOR COM     COM              89674K103      229    35800 SH       SOLE                    35800
VERIZON COM                    COM              92343V104       88     2200 SH       SOLE                     2200
VERTEX PHARMACEUTICALS COM     COM              92532F100      107     6600 SH       SOLE                     6600
WAL MART STORES INC COM        COM              931142103     3394    61690 SH       SOLE                    61690
WEB MD                         COM              94769m105      203    36000 SH       SOLE                    36000
WHOLE FOODS MKT INC COM        COM              966837106      622    12900 SH       SOLE                    12900
WMS INDS INC COM               COM              929297109       97     7900 SH       SOLE                     7900